Financial Instruments and Financial Risk Management - Foreign Exchange Contracts (Details) - Foreign Exchange Forward $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sales
Derivative
Notional Amount (US$ millions)		$ 29
Weighted average foreign exchange rate		1.3591
Fair Value		$ 3
Purchases
Derivative
Notional Amount (US$ millions)		$ 356
Weighted average foreign exchange rate		1.2824
Fair Value		$ (3)
Swaps
Derivative
Notional Amount (US$ millions)	$ 10	$ 410
Weighted average foreign exchange rate	1.2640	1.3322
Fair Value		$ 23